Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PENN SERIES FUNDS INC
Entity Central Index Key	0000702340
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000018285 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 126,925,595
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 213,096
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$126,925,595
Total number of portfolio holdings	27
Total advisory fee paid	$213,096

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Federal National Mortgage 4.246%, 07/16/25	6.3%
Federal National Mortgage 0.450%, 08/21/25	4.7%
Federal Farm Credit Banks 4.249%, 07/09/25	3.9%
Tennessee Valley Authority 4.215%, 07/09/25	3.9%
Freddie Mac Discount Notes 4.229%, 07/11/25	3.9%
Federal Farm Credit Banks 4.257%, 07/14/25	3.9%
U.S. Treasury Bills 4.248%, 07/31/25	3.9%
Federal Farm Credit Banks 4.265%, 08/07/25	3.9%
U.S. Treasury Bills 4.321%, 08/14/25	3.9%
U.S. Treasury Bills 4.413%, 08/19/25	3.9%

Largest Holdings [Text Block]
Top 10 Holdings
Federal National Mortgage 4.246%, 07/16/25	6.3%
Federal National Mortgage 0.450%, 08/21/25	4.7%
Federal Farm Credit Banks 4.249%, 07/09/25	3.9%
Tennessee Valley Authority 4.215%, 07/09/25	3.9%
Freddie Mac Discount Notes 4.229%, 07/11/25	3.9%
Federal Farm Credit Banks 4.257%, 07/14/25	3.9%
U.S. Treasury Bills 4.248%, 07/31/25	3.9%
Federal Farm Credit Banks 4.265%, 08/07/25	3.9%
U.S. Treasury Bills 4.321%, 08/14/25	3.9%
U.S. Treasury Bills 4.413%, 08/19/25	3.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018286 [Member]
Shareholder Report [Line Items]
Fund Name	Limited Maturity Bond Fund
Class Name	Limited Maturity Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 70,572,588
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 147,735
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$70,572,588
Total number of portfolio holdings	54
Total advisory fee paid (net of waivers)	$147,735
Portfolio turnover rate	8%
Weighted Average Maturity	5.0 Years
Effective Duration	1.7 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	34.7%
Residential Mortgage Backed Securities	28.2%
Asset Backed Securities	27.1%
Commercial Mortgage Backed Securities	5.0%
U.S. Treasury Obligations	2.8%
Money Market Funds	2.2%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018287 [Member]
Shareholder Report [Line Items]
Fund Name	Index 500 Fund
Class Name	Index 500 Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 875,446,317
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 518,924
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$875,446,317
Total number of portfolio holdings	506
Total advisory fee paid	$518,924
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018288 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Mid Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 128,328,520
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 427,194
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$128,328,520
Total number of portfolio holdings	67
Total advisory fee paid	$427,194
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
IDEXX Laboratories, Inc.	3.5%
CoStar Group, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.1%
Insulet Corp.	2.6%
Cloudflare, Inc., Class A	2.6%
Fastenal Co.	2.5%
Datadog, Inc., Class A	2.4%
Howmet Aerospace, Inc.	2.3%
HEICO Corp., Class A	2.1%
LPL Financial Holdings, Inc.	2.0%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
IDEXX Laboratories, Inc.	3.5%
CoStar Group, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.1%
Insulet Corp.	2.6%
Cloudflare, Inc., Class A	2.6%
Fastenal Co.	2.5%
Datadog, Inc., Class A	2.4%
Howmet Aerospace, Inc.	2.3%
HEICO Corp., Class A	2.1%
LPL Financial Holdings, Inc.	2.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018289 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Mid Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 85,446,139
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 225,922
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$85,446,139
Total number of portfolio holdings	74
Total advisory fee paid (net of waivers)	$225,922
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Casey's General Stores, Inc.	2.7%
Expand Energy Corp.	2.5%
Freeport-McMoRan, Inc.	2.4%
Alliant Energy Corp.	2.4%
The Hartford Insurance Group, Inc.	2.2%
BWX Technologies, Inc.	2.2%
Agree Realty Corp.	2.2%
Axis Capital Holdings Ltd.	2.0%
TransUnion	2.0%
Ally Financial, Inc.	2.0%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Casey's General Stores, Inc.	2.7%
Expand Energy Corp.	2.5%
Freeport-McMoRan, Inc.	2.4%
Alliant Energy Corp.	2.4%
The Hartford Insurance Group, Inc.	2.2%
BWX Technologies, Inc.	2.2%
Agree Realty Corp.	2.2%
Axis Capital Holdings Ltd.	2.0%
TransUnion	2.0%
Ally Financial, Inc.	2.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018290 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 71,178,973
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 180,359
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$71,178,973
Total number of portfolio holdings	57
Total advisory fee paid	$180,359
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	15.1%
NVIDIA Corp.	6.4%
Apple, Inc.	4.7%
Visa, Inc., Class A	4.0%
Accenture PLC, Class A	2.9%
Salesforce, Inc.	2.3%
TransUnion	2.3%
Alphabet, Inc., Class A	2.3%
Eaton Corp. PLC	2.3%
Aon PLC, Class A	2.3%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	15.1%
NVIDIA Corp.	6.4%
Apple, Inc.	4.7%
Visa, Inc., Class A	4.0%
Accenture PLC, Class A	2.9%
Salesforce, Inc.	2.3%
TransUnion	2.3%
Alphabet, Inc., Class A	2.3%
Eaton Corp. PLC	2.3%
Aon PLC, Class A	2.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018291 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Core Value Fund
Class Name	Mid Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 73,295,856
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 248,410
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$73,295,856
Total number of portfolio holdings	116
Total advisory fee paid	$248,410
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	2.7%
Enterprise Products Partners LP	2.1%
Henry Schein, Inc.	2.1%
US Bancorp	2.0%
Truist Financial Corp.	2.0%
Willis Towers Watson PLC	1.8%
Northern Trust Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
Kenvue, Inc.	1.7%
MSC Industrial Direct Co., Inc., Class A	1.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	2.7%
Enterprise Products Partners LP	2.1%
Henry Schein, Inc.	2.1%
US Bancorp	2.0%
Truist Financial Corp.	2.0%
Willis Towers Watson PLC	1.8%
Northern Trust Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
Kenvue, Inc.	1.7%
MSC Industrial Direct Co., Inc., Class A	1.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018292 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Real Estate Securities Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 99,609,857
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 347,359
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$99,609,857
Total number of portfolio holdings	39
Total advisory fee paid	$347,359
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	10.1%
Digital Realty Trust, Inc.	7.4%
American Tower Corp.	6.0%
Crown Castle, Inc.	5.8%
SBA Communications Corp.	5.7%
Prologis, Inc.	5.4%
Sun Communities, Inc.	4.5%
Invitation Homes, Inc.	4.1%
Extra Space Storage, Inc.	3.9%
Equinix, Inc.	3.8%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Welltower, Inc.	10.1%
Digital Realty Trust, Inc.	7.4%
American Tower Corp.	6.0%
Crown Castle, Inc.	5.8%
SBA Communications Corp.	5.7%
Prologis, Inc.	5.4%
Sun Communities, Inc.	4.5%
Invitation Homes, Inc.	4.1%
Extra Space Storage, Inc.	3.9%
Equinix, Inc.	3.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018293 [Member]
Shareholder Report [Line Items]
Fund Name	Quality Bond Fund
Class Name	Quality Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 350,310,194
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 787,888
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$350,310,194
Total number of portfolio holdings	124
Total advisory fee paid	$787,888
Portfolio turnover rate	16%
Weighted Average Maturity	9.9 Years
Effective Duration	5.9 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	45.0%
Corporate Bonds	24.4%
Commercial Mortgage Backed Securities	12.6%
U.S. Treasury Obligations	7.8%
Asset Backed Securities	7.8%
Money Market Funds	1.6%
Municipal Bonds	0.8%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P and FitchNote: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018294 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	High Yield Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 123,125,498
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 280,000
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$123,125,498
Total number of portfolio holdings	91
Total advisory fee paid	$280,000
Portfolio turnover rate	81%
Weighted Average Maturity	2.2 Years
Effective Duration	3.0 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	93.2%
Loan Agreements	5.0%
Money Market Funds	1.3%
Asset Backed Securities	0.5%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018295 [Member]
Shareholder Report [Line Items]
Fund Name	Large Growth Stock Fund
Class Name	Large Growth Stock Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 369,276,717
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,167,898
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$369,276,717
Total number of portfolio holdings	64
Total advisory fee paid	$1,167,898
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.2%
NVIDIA Corp.	12.5%
Apple, Inc.	7.9%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc., Class A	5.4%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class A	3.3%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.9%
Eli Lilly & Co.	2.4%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	13.2%
NVIDIA Corp.	12.5%
Apple, Inc.	7.9%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc., Class A	5.4%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class A	3.3%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.9%
Eli Lilly & Co.	2.4%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018296 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 162,003,664
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 533,446
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$162,003,664
Total number of portfolio holdings	74
Total advisory fee paid	$533,446
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
JPMorgan Chase & Co.	4.2%
Berkshire Hathaway, Inc., Class B	3.9%
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.6%
Walmart, Inc.	3.2%
RTX Corp.	3.0%
EOG Resources, Inc.	2.5%
Texas Instruments, Inc.	2.5%
S&P Global, Inc.	2.4%
Elevance Health, Inc.	2.2%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
JPMorgan Chase & Co.	4.2%
Berkshire Hathaway, Inc., Class B	3.9%
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.6%
Walmart, Inc.	3.2%
RTX Corp.	3.0%
EOG Resources, Inc.	2.5%
Texas Instruments, Inc.	2.5%
S&P Global, Inc.	2.4%
Elevance Health, Inc.	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018297 [Member]
Shareholder Report [Line Items]
Fund Name	Flexibly Managed Fund
Class Name	Flexibly Managed Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 5,127,362,114
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 17,206,136
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,127,362,114
Total number of portfolio holdings	245
Total advisory fee paid	$17,206,136
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	6.6%
U.S. Treasury Notes 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Notes 4.000%, 05/31/30	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Notes 3.875%, 04/30/30	3.3%
Becton Dickinson & Co.	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Notes 4.000%, 03/31/30	2.5%
PTC, Inc.	2.2%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.
[2] Includes non-equity investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	6.6%
U.S. Treasury Notes 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Notes 4.000%, 05/31/30	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Notes 3.875%, 04/30/30	3.3%
Becton Dickinson & Co.	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Notes 4.000%, 03/31/30	2.5%
PTC, Inc.	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018298 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	International Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$58	1.07%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
Net Assets	$ 243,226,109
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 918,017
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$243,226,109
Total number of portfolio holdings	46
Total advisory fee paid	$918,017
Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Philip Morris International, Inc.	4.9%
Capcom Co., Ltd.	4.0%
Rheinmetall AG	3.9%
Svenska Handelsbanken AB, Class A	3.8%
Galderma Group AG	3.8%
Tencent Holdings Ltd.	3.7%
Games Workshop Group PLC	3.5%
Universal Music Group N.V.	3.5%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	3.3%
SAP S.E.	3.2%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Philip Morris International, Inc.	4.9%
Capcom Co., Ltd.	4.0%
Rheinmetall AG	3.9%
Svenska Handelsbanken AB, Class A	3.8%
Galderma Group AG	3.8%
Tencent Holdings Ltd.	3.7%
Games Workshop Group PLC	3.5%
Universal Music Group N.V.	3.5%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	3.3%
SAP S.E.	3.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018299 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Small Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 138,593,512
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 468,647
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$138,593,512
Total number of portfolio holdings	180
Total advisory fee paid	$468,647
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
TXNM Energy, Inc.	1.7%
Ameris Bancorp	1.5%
UMB Financial Corp.	1.5%
Glacier Bancorp, Inc.	1.3%
Renasant Corp.	1.3%
Atlantic Union Bankshares Corp.	1.2%
Cadence Bank	1.2%
PennyMac Financial Services, Inc.	1.2%
Gates Industrial Corp. PLC	1.2%
Independence Realty Trust, Inc.	1.1%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
TXNM Energy, Inc.	1.7%
Ameris Bancorp	1.5%
UMB Financial Corp.	1.5%
Glacier Bancorp, Inc.	1.3%
Renasant Corp.	1.3%
Atlantic Union Bankshares Corp.	1.2%
Cadence Bank	1.2%
PennyMac Financial Services, Inc.	1.2%
Gates Industrial Corp. PLC	1.2%
Independence Realty Trust, Inc.	1.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018300 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Small Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 93,980,888
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 321,828
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$93,980,888
Total number of portfolio holdings	126
Total advisory fee paid	$321,828
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.5%
Stride, Inc.	2.5%
Mirion Technologies, Inc.	2.3%
OSI Systems, Inc.	2.2%
Crown Holdings, Inc.	2.1%
Sensient Technologies Corp.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Descartes Systems Group, Inc.	1.8%
Shift4 Payments, Inc., Class A	1.7%
Casey's General Stores, Inc.	1.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.5%
Stride, Inc.	2.5%
Mirion Technologies, Inc.	2.3%
OSI Systems, Inc.	2.2%
Crown Holdings, Inc.	2.1%
Sensient Technologies Corp.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Descartes Systems Group, Inc.	1.8%
Shift4 Payments, Inc., Class A	1.7%
Casey's General Stores, Inc.	1.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063367 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 57,188,973
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 33,692
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$57,188,973
Total number of portfolio holdings	20
Total advisory fee paid	$33,692
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	27.2%
Penn Series Flexibly Managed Fund	8.9%
Penn Series International Equity Fund	8.9%
Penn Series Large Cap Value Fund	5.9%
Penn Series Quality Bond Fund	5.9%
Penn Series Large Growth Stock Fund	5.1%
Penn Series Developed International Index Fund	4.9%
Penn Series Mid Core Value Fund	4.9%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Growth Fund	4.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	27.2%
Penn Series Flexibly Managed Fund	8.9%
Penn Series International Equity Fund	8.9%
Penn Series Large Cap Value Fund	5.9%
Penn Series Quality Bond Fund	5.9%
Penn Series Large Growth Stock Fund	5.1%
Penn Series Developed International Index Fund	4.9%
Penn Series Mid Core Value Fund	4.9%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Growth Fund	4.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063368 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Conservative Allocation Fund
Class Name	Moderately Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 72,150,304
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 43,348
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$72,150,304
Total number of portfolio holdings	15
Total advisory fee paid	$43,348
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	44.3%
Penn Series Index 500 Fund	13.1%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Limited Maturity Bond Fund	6.9%
Penn Series High Yield Bond Fund	4.9%
Penn Series International Equity Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Large Cap Value Fund	3.0%
Penn Series Developed International Index Fund	3.0%
Penn Series Mid Core Value Fund	3.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	44.3%
Penn Series Index 500 Fund	13.1%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Limited Maturity Bond Fund	6.9%
Penn Series High Yield Bond Fund	4.9%
Penn Series International Equity Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Large Cap Value Fund	3.0%
Penn Series Developed International Index Fund	3.0%
Penn Series Mid Core Value Fund	3.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063369 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Fund
Class Name	Small Cap Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
Net Assets	$ 76,273,571
Holdings Count | Holding	1,991
Advisory Fees Paid, Amount	$ 115,078
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$76,273,571
Total number of portfolio holdings	1,991
Total advisory fee paid	$115,078
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063370 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	SMID Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 69,643,719
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 250,441
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$69,643,719
Total number of portfolio holdings	84
Total advisory fee paid	$250,441
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Toast, Inc., Class A	2.4%
Natera, Inc.	2.1%
Loar Holdings, Inc.	2.0%
Texas Roadhouse, Inc.	2.0%
Credo Technology Group Holding Ltd.	2.0%
Guidewire Software, Inc.	2.0%
Applied Industrial Technologies, Inc.	1.9%
SharkNinja, Inc.	1.9%
Shake Shack, Inc., Class A	1.9%
Kinsale Capital Group, Inc.	1.8%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Toast, Inc., Class A	2.4%
Natera, Inc.	2.1%
Loar Holdings, Inc.	2.0%
Texas Roadhouse, Inc.	2.0%
Credo Technology Group Holding Ltd.	2.0%
Guidewire Software, Inc.	2.0%
Applied Industrial Technologies, Inc.	1.9%
SharkNinja, Inc.	1.9%
Shake Shack, Inc., Class A	1.9%
Kinsale Capital Group, Inc.	1.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063371 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Value Fund
Class Name	SMID Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$57	1.17%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
Net Assets	$ 47,674,027
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 188,598
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$47,674,027
Total number of portfolio holdings	93
Total advisory fee paid	$188,598
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
BJ's Wholesale Club Holdings, Inc.	2.0%
Encompass Health Corp.	1.8%
TXNM Energy, Inc.	1.8%
Jones Lang LaSalle, Inc.	1.7%
IDACORP, Inc.	1.6%
Nexstar Media Group, Inc.	1.6%
The Hanover Insurance Group, Inc.	1.6%
Tenet Healthcare Corp.	1.6%
Pentair PLC	1.5%
RPM International, Inc.	1.4%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
BJ's Wholesale Club Holdings, Inc.	2.0%
Encompass Health Corp.	1.8%
TXNM Energy, Inc.	1.8%
Jones Lang LaSalle, Inc.	1.7%
IDACORP, Inc.	1.6%
Nexstar Media Group, Inc.	1.6%
The Hanover Insurance Group, Inc.	1.6%
Tenet Healthcare Corp.	1.6%
Pentair PLC	1.5%
RPM International, Inc.	1.4%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063372 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Balanced Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 79,267,531
Holdings Count | Holding	3
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$79,267,531
Total number of portfolio holdings	3
Total advisory fee paid	N/A
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	60.3%
Penn Series Quality Bond Fund	39.3%
Asset Allocation Target

Largest Holdings [Text Block]	Top 10 Holdings
Penn Series Index 500 Fund	60.3%
Penn Series Quality Bond Fund	39.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063373 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 42,238,424
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 25,677
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,238,424
Total number of portfolio holdings	10
Total advisory fee paid	$25,677
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	58.5%
Penn Series Limited Maturity Bond Fund	11.6%
Penn Series Index 500 Fund	8.0%
Penn Series Flexibly Managed Fund	7.8%
Penn Series High Yield Bond Fund	4.8%
Penn Series Developed International Index Fund	2.0%
Penn Series Mid Core Value Fund	2.0%
Penn Series Real Estate Securities Fund	1.9%
Penn Series Large Core Value Fund	1.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	58.5%
Penn Series Limited Maturity Bond Fund	11.6%
Penn Series Index 500 Fund	8.0%
Penn Series Flexibly Managed Fund	7.8%
Penn Series High Yield Bond Fund	4.8%
Penn Series Developed International Index Fund	2.0%
Penn Series Mid Core Value Fund	2.0%
Penn Series Real Estate Securities Fund	1.9%
Penn Series Large Core Value Fund	1.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063374 [Member]
Shareholder Report [Line Items]
Fund Name	Developed International Index Fund
Class Name	Developed International Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
Net Assets	$ 83,512,259
Holdings Count | Holding	705
Advisory Fees Paid, Amount	$ 112,309
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$83,512,259
Total number of portfolio holdings	705
Total advisory fee paid (net of waivers)	$112,309
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SAP S.E.	1.7%
ASML Holding N.V.	1.7%
Nestle S.A.	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
SAP S.E.	1.7%
ASML Holding N.V.	1.7%
Nestle S.A.	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063375 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Emerging Markets Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$72	1.36%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%
Net Assets	$ 67,655,860
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 288,379
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$67,655,860
Total number of portfolio holdings	51
Total advisory fee paid	$288,379
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
Tencent Holdings Ltd.	6.8%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.9%
Eurobank Ergasias Services and Holdings S.A.	3.1%
MercadoLibre, Inc.	3.1%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Bharti Airtel Ltd.	3.0%
NetEase, Inc.	3.0%
Bajaj Finance Ltd.	3.0%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
Tencent Holdings Ltd.	6.8%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.9%
Eurobank Ergasias Services and Holdings S.A.	3.1%
MercadoLibre, Inc.	3.1%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Bharti Airtel Ltd.	3.0%
NetEase, Inc.	3.0%
Bajaj Finance Ltd.	3.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063376 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Growth Fund
Class Name	Large Core Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 135,892,773
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 374,767
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$135,892,773
Total number of portfolio holdings	38
Total advisory fee paid	$374,767
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.2%
NVIDIA Corp.	12.1%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.1%
Visa, Inc., Class A	4.7%
Intercontinental Exchange, Inc.	3.7%
Mastercard, Inc., Class A	3.1%
Intuit, Inc.	2.9%
Salesforce, Inc.	2.7%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	13.2%
NVIDIA Corp.	12.1%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.1%
Visa, Inc., Class A	4.7%
Intercontinental Exchange, Inc.	3.7%
Mastercard, Inc., Class A	3.1%
Intuit, Inc.	2.9%
Salesforce, Inc.	2.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063377 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Value Fund
Class Name	Large Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 125,580,967
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 392,318
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$125,580,967
Total number of portfolio holdings	69
Total advisory fee paid	$392,318
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
The Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
3M Co.	2.4%
Abbott Laboratories	2.4%
Reinsurance Group of America, Inc.	2.3%
NextEra Energy, Inc.	2.2%
Cisco Systems, Inc.	2.2%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
The Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
3M Co.	2.4%
Abbott Laboratories	2.4%
Reinsurance Group of America, Inc.	2.3%
NextEra Energy, Inc.	2.2%
Cisco Systems, Inc.	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063378 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 193,471,534
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 114,800
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$193,471,534
Total number of portfolio holdings	20
Total advisory fee paid	$114,800
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	29.6%
Penn Series Index 500 Fund	20.2%
Penn Series Flexibly Managed Fund	8.9%
Penn Series Mid Core Value Fund	5.0%
Penn Series Developed International Index Fund	4.0%
Penn Series International Equity Fund	3.9%
Penn Series High Yield Bond Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Large Cap Value Fund	3.0%
Penn Series Limited Maturity Bond Fund	2.9%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	29.6%
Penn Series Index 500 Fund	20.2%
Penn Series Flexibly Managed Fund	8.9%
Penn Series Mid Core Value Fund	5.0%
Penn Series Developed International Index Fund	4.0%
Penn Series International Equity Fund	3.9%
Penn Series High Yield Bond Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Large Cap Value Fund	3.0%
Penn Series Limited Maturity Bond Fund	2.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063379 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	Moderately Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 194,584,251
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 114,792
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$194,584,251
Total number of portfolio holdings	20
Total advisory fee paid	$114,792
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	24.2%
Penn Series Quality Bond Fund	14.8%
Penn Series Flexibly Managed Fund	8.9%
Penn Series International Equity Fund	6.9%
Penn Series Large Cap Value Fund	6.0%
Penn Series Developed International Index Fund	5.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Value Fund	4.0%
Penn Series Large Growth Stock Fund	3.1%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	24.2%
Penn Series Quality Bond Fund	14.8%
Penn Series Flexibly Managed Fund	8.9%
Penn Series International Equity Fund	6.9%
Penn Series Large Cap Value Fund	6.0%
Penn Series Developed International Index Fund	5.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Value Fund	4.0%
Penn Series Large Growth Stock Fund	3.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.